RELATED PARTIES AND PARTIES-IN-INTEREST TRANSACTIONS (Details Narrative) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Fair Value	$ 141,346,198	$ 119,014,613
Fidelity Investments [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee Benefit Plan Administrative Fees Paid	$ 143,389
Investment, Identifier [Axis]: THE BANCORP INC
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	289,522	322,296
EBP, Investment, Fair Value	$ 19,548,496	$ 16,962,446
EBP, Investment, Purchased, Number of Shares	6,708
EBP, Investment, Purchased, Cost of Shares	$ 390,202
EBP, Investment, Sold, Number of Shares	39,483
EBP, Investment, Sold, Cost of Shares	$ 420,613
Share Price	$ 67.52	$ 52.63